Note 14 - Stock Authorization and Issuance	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

14. STOCK AUTHORIZATION AND ISSUANCE

Preferred Stock

We have 15 million shares of preferred stock authorized for issuance at the direction of our board of directors (the “Board”).  On November 17, 2005, our Board designated 0.1 million shares of authorized preferred stock as the Series E Preferred Stock in conjunction with its adoption of a Shareholder Protection Rights Agreement.  As of December 31, 2022, we had no outstanding preferred stock.

Common Stock

We have 175 million shares of common stock authorized for issuance as of December 31, 2022.  Our shareholders approved amendments to our articles of incorporation in September 2021 increasing the number of our authorized shares of common stock from 140 million to 150 million shares and in September 2022 increasing the number of our authorized shares of common stock from 150 million to 175 million shares.

As of December 31, 2022, we have 34.7 million shares reserved for issuance under outstanding warrants and options and 32.7 million shares reserved for issuance upon conversion of our outstanding convertible notes.  In addition, we have 0.36 million shares reserved for future issuance under equity compensation plans and 2.0 million shares reserved for future issuance upon payment of interest in-kind on our convertible notes.

Stock and Warrant Issuances – Equity Based Financings

The following table presents a summary of completed equity-based financing transactions for the years ended December 31, 2021 and 2022 (in thousands, except for per share amounts):

Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/ Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
January 2021	Private placement of common stock with CPRs	2,976	$0.35	-	-	$1,040
March 2021	Private placement of common stock with warrants	3,231	$1.29	1,619	$1.75	$4,156
December 2021	Private placement of common stock with warrants	1,053	$0.95	526	$1.00	$1,000
November 2022	Private placement of common stock	1,000	$0.20	-	-	$200
December 2022	Private placement of common stock	1,000	$0.20	-	-	$200
(1)	After deduction of applicable offering costs. Net proceeds are inclusive of the value of the CPRs that are classified as long-term debt (see Note 10).

Private Placements

In January 2021, we entered into securities purchase agreements with accredited investors for the sale of an aggregate of 2,976,430 shares of our common stock at a price of $0.35 per share for aggregate proceeds of $1.0 million. The securities purchase agreements include contingent payment rights. Approximately $0.4 million of the proceeds were allocated to unsecured contingent payment obligations based on the initial fair value estimate of the CPRs (see “Unsecured Contingent Payment Obligations” in Note 10). The shares were registered for resale on a registration statement that was declared effective on April 26, 2021 (File No. 333-255217).

In March 2021, we entered into securities purchase agreements with accredited investors for the sale of 3,230,942 shares of our common stock and 1,619,289 warrants at a price of $1.29 per common share for aggregate proceeds of approximately $4.2 million. The warrants have an exercise price of $1.75 per share and expire in March 2026. The shares, including the shares underlying the warrants, were registered for resale on a registration statement that was declared effective on April 26, 2021 (File No. 333-255217). We used $3.0 million of the proceeds from this transaction to satisfy outstanding obligations for patent enforcement legal fees and expenses.

In December 2021, we entered into a securities purchase agreement with an accredited investor for the sale of 1,052,631 shares of our common stock and 526,315 warrants at a price of $0.95 per common share for aggregate proceeds of $1.0 million. The warrants have an exercise price of $1.00 per share and expire in December 2026. The shares, including the shares underlying the warrants, were registered for resale on a registration statement that was declared effective on January 24, 2022 (File No. 333-262147).

In November and December 2022, we entered into securities purchase agreements with accredited investors for the sale of 2,000,000 shares of our common stock at a price of $0.20 per share for aggregate proceeds of $0.4 million.  We also entered into a registration rights agreement with the investors pursuant to which we will register the shares underlying the notes.  We have committed to file the registration statement by April 7, 2023 and to cause the registration statement to become effective by April 30, 2023 (or in the event of a review by the Securities and Exchange Commission, by June 30, 2023).  The registration rights agreements provide for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above.  The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%, or approximately $0.02 million.

Stock and Warrant Issuances – Payment for Services

In October 2022, we entered into an agreement with Tailwinds Research Group LLC (“Tailwinds”) to provide continuing digital marketing services to us through December 2024.  As consideration for services to be provided under the term of the agreement, we extended the expiration date for warrants previously issued to Tailwinds in 2020 under a prior services agreement.  The warrants allow for the purchase of up to 200,000 shares of our common stock at an exercise price of $1.00 per share and the expiration date was extended from March 2023 to March 2026.  The fair value of the modification of the warrants was valued at approximately $0.02 million using the Black-Scholes method and will be recognized as expense over the term of the new agreement.

On May 22, 2020, we entered into an agreement with Intro-Act to provide research and shareholder relations services.  As consideration for services under the agreement, we issued 50,000 shares of unregistered common stock on each of July 14, 2020, October 30, 2020, January 12, 2021 and April 6, 2021 with an aggregate value of approximately $0.05 million for the year ended  December 31, 2021 and $0.1 million for the year ended December 31, 2022.  In June 2021, we extended our agreement with Intro-Act and issued 100,000 shares of unregistered common stock valued at approximately $0.12 million as consideration for services to be provided over the twelve-month extended term of the agreement.  In August 2022, we again extended our agreement with Intro-Act and issued 150,000 shares of unregistered common stock valued at approximately $0.03 million as consideration for services to be provided over the six-month extended term of the agreement.  The value of the shares was recognized as consulting expense over the term of the agreements.  We are not obligated to register the shares for resale.

On October 30, 2020, we entered into a consulting services agreement with a third-party to provide shareholder relations services.  As consideration for services provided under the twelve-month term of the agreement, we issued 70,000 shares of unregistered common stock for a non-refundable retainer for services valued at approximately $0.02 million.  The agreement included a CPR to receive up to $0.02 million from patent-related proceeds. The CPR was recorded as debt at its estimated fair value of approximately $0.1 million (see “Unsecured Contingent Payment Obligations” in Note 10).  In April 2021, we amended the consulting services agreement and extended the term through December 31, 2021.  We issued 35,000 shares of our unregistered common stock valued at approximately $0.04 million as compensation over the remaining term of the agreement.  The value of the shares issued was recognized as consulting expense over the term of the agreement.

On November 22, 2022, we entered into an agreement with a third party to provide consulting services.  As consideration for services provided under the twelve-month term of the agreement, we issued non-plan options to purchase 200,000 shares of unregistered common stock at an exercise price of $0.21 per share valued at approximately $0.03 million.  The options vest in four equal three-month increments beginning November 22, 2022 and will expire three years from the date of the grant.  The value of the stock issued will be recognized as a consulting expense over the term of the agreement.  We have agreed to register the shares underlying the option.

In addition, from time to time, we issue restricted stock awards under our approved equity plans to third party consultants as share-based compensation.  During the year ended December 31, 2021, we issued 217,143 RSAs valued at $0.3 million under our 2019 long-term incentive equity plan to non-employees as compensation under consulting agreements (see Note 15).

Common Stock Warrants

We had outstanding warrants for the purchase of up to 10.3 million shares of our common stock as of December 31, 2022 and 2021.  The estimated grant date fair value of these warrants of $3.2 million and is included in shareholders’ deficit in our consolidated balance sheets.  As of December 31, 2022, our outstanding warrants have an average exercise price of $0.75 per share and a weighted average remaining life of approximately 2.1 years.

Shareholder Protection Rights Agreement

On November 20, 2020, we adopted a second amendment to our Shareholder Protection Rights Agreement (“Rights Agreement”) dated November 21, 2005, as amended.  The amendment extends the expiration date of the Rights Agreement from November 20, 2020 to November 20, 2023 and decreases the exercise price of the rights from $14.50 to $8.54.

The Rights Agreement provided for the issuance, on November 29, 2005, as a dividend, rights to acquire fractional shares of Series E Preferred Stock. We did not assign any value to the dividend, as the value of these rights is not believed to be objectively determinable. The principal objective of the Rights Agreement is to cause someone interested in acquiring us to negotiate with our Board rather than launch an unsolicited or hostile bid. The Rights Agreement subjects a potential acquirer to substantial voting and economic dilution. Each share of common stock issued by ParkerVision will include an attached right.

The rights initially are not exercisable and trade with the common stock of ParkerVision. In the future, the rights may become exchangeable for shares of Series E Preferred Stock with various provisions that may discourage a takeover bid. Additionally, the rights have what are known as “flip-in” and “flip-over” provisions that could make any acquisition of us more costly to the potential acquirer. The rights may separate from the common stock following the acquisition of 15% or more of the outstanding shares of common stock by an acquiring person. Upon separation, the holder of the rights may exercise their right at an exercise price of $8.54 per right (the “Exercise Price”), subject to adjustment and payable in cash. Upon payment of the Exercise Price, the holder of the right will receive from us that number of shares of common stock having an aggregate market price equal to twice the Exercise Price, as adjusted. The Rights Agreement also has a flip over provision allowing the holder to purchase that number of shares of common/voting equity of a successor entity, if we are not the surviving corporation in a business combination, at an aggregate market price equal to twice the Exercise Price. We have the right to substitute for any of our shares of common stock that we are obligated to issue, shares of Series E Preferred Stock at a ratio of one ten-thousandth of a share of Series E Preferred Stock for each share of common stock. The Series E Preferred Stock, if and when issued, will have quarterly cumulative dividend rights payable when and as declared by the Board, liquidation, dissolution and winding up preferences, voting rights and will rank junior to other securities of ParkerVision unless otherwise determined by the Board. The rights may be redeemed upon approval of the Board at a redemption price of $0.01.  As of December 31, 2022, there are no Series E preferred shares outstanding.